Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000038737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.68%		15.58%		13.53%
C000038740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000085760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000085762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063423
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.83%		5.21%		5.68%
C000019746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.12%		6.20%		6.29%
C000019745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019742
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063429
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063431
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.64%		7.07%		6.97%
C000019755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	11.03%		8.12%		7.58%
C000019754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063435
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063437
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.84%		8.73%		8.03%
C000019764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	13.28%		10.16%		8.84%
C000019763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000019775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	9.63%		10.19%		8.86%
C000019774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.21%		11.64%		9.64%
C000019773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000063451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000063447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000063449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000123721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.21%		11.84%		9.67%
C000123727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000123724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000123726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000193001
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000193004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000193006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000241180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.22%	16.90%
C000241176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000241179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000241178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000199318
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.40%		5.64%		5.69%
C000145311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	10.32%		6.65%		6.43%
C000145314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	11.27%		7.69%		7.15%
C000145317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199321
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	12.62%		8.70%		7.87%
C000145320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199322
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	13.89%		9.86%		8.59%
C000145323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199323
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	15.57%		11.10%		9.29%
C000145326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159892
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	16.88%		12.10%		9.86%
C000145329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199325
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	17.95%		12.80%		10.27%
C000145332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159894
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199316
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	18.19%		13.01%		10.38%
C000145305
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199317
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	18.09%		13.12%		10.48%
C000145308
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159886
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199326
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	18.12%		13.19%	10.52%
C000193007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000193008
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000241172
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	18.07%	18.94%
C000241174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000241173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000199315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	9.33%		4.57%		4.58%
C000145302
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000159884
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.07%		3.24%		3.99%
C000019783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	8.41%		4.22%		4.56%
C000019782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019779
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019780
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
Without Sales Load [Member] | C000038737
Average Annual Return [Line Items]
Average Annual Return, Percent	18.18%		16.90%		14.18%
Without Sales Load [Member] | C000038740
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%		17.26%		14.56%
Without Sales Load [Member] | C000085760
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		16.62%		13.92%
Without Sales Load [Member] | C000085762
Average Annual Return [Line Items]
Average Annual Return, Percent	18.23%		16.98%		14.28%
Without Sales Load [Member] | C000063423
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%		5.45%		5.81%
Without Sales Load [Member] | C000063424
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%		4.88%		5.22%
Without Sales Load [Member] | C000063426
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%		5.21%		5.55%
Without Sales Load [Member] | C000019747
Average Annual Return [Line Items]
Average Annual Return, Percent	9.98%		6.02%		6.08%
Without Sales Load [Member] | C000019746
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%		6.20%		6.29%
Without Sales Load [Member] | C000019745
Average Annual Return [Line Items]
Average Annual Return, Percent	10.36%		6.38%		6.46%
Without Sales Load [Member] | C000019742
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%		5.77%		5.87%
Without Sales Load [Member] | C000019743
Average Annual Return [Line Items]
Average Annual Return, Percent	10.10%		6.11%		6.19%
Without Sales Load [Member] | C000063429
Average Annual Return [Line Items]
Average Annual Return, Percent	11.12%		7.32%		7.16%
Without Sales Load [Member] | C000063431
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%		6.73%		6.55%
Without Sales Load [Member] | C000063433
Average Annual Return [Line Items]
Average Annual Return, Percent	10.92%		7.06%		6.88%
Without Sales Load [Member] | C000019756
Average Annual Return [Line Items]
Average Annual Return, Percent	11.81%		7.90%		7.37%
Without Sales Load [Member] | C000019755
Average Annual Return [Line Items]
Average Annual Return, Percent	12.03%		8.12%		7.58%
Without Sales Load [Member] | C000019754
Average Annual Return [Line Items]
Average Annual Return, Percent	12.21%		8.29%		7.76%
Without Sales Load [Member] | C000019751
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%		7.69%		7.16%
Without Sales Load [Member] | C000019752
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%		8.02%		7.49%
Without Sales Load [Member] | C000063439
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%		9.25%		8.39%
Without Sales Load [Member] | C000063435
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%		8.64%		7.78%
Without Sales Load [Member] | C000063437
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%		8.95%		8.12%
Without Sales Load [Member] | C000019765
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%		9.96%		8.64%
Without Sales Load [Member] | C000019764
Average Annual Return [Line Items]
Average Annual Return, Percent	14.28%		10.16%		8.84%
Without Sales Load [Member] | C000019763
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%		10.35%		9.04%
Without Sales Load [Member] | C000019760
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%		9.73%		8.43%
Without Sales Load [Member] | C000019761
Average Annual Return [Line Items]
Average Annual Return, Percent	14.21%		10.07%		8.76%
Without Sales Load [Member] | C000063445
Average Annual Return [Line Items]
Average Annual Return, Percent	15.58%		11.22%		9.52%
Without Sales Load [Member] | C000063441
Average Annual Return [Line Items]
Average Annual Return, Percent	14.92%		10.60%		8.90%
Without Sales Load [Member] | C000063443
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%		10.93%		9.23%
Without Sales Load [Member] | C000019775
Average Annual Return [Line Items]
Average Annual Return, Percent	16.01%		11.44%		9.48%
Without Sales Load [Member] | C000019774
Average Annual Return [Line Items]
Average Annual Return, Percent	16.21%		11.64%		9.64%
Without Sales Load [Member] | C000019773
Average Annual Return [Line Items]
Average Annual Return, Percent	16.43%		11.87%		9.88%
Without Sales Load [Member] | C000019770
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%		11.22%		9.26%
Without Sales Load [Member] | C000019771
Average Annual Return [Line Items]
Average Annual Return, Percent	16.09%		11.57%		9.59%
Without Sales Load [Member] | C000063451
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%		12.10%		10.00%
Without Sales Load [Member] | C000063447
Average Annual Return [Line Items]
Average Annual Return, Percent	16.00%		11.47%		9.40%
Without Sales Load [Member] | C000063449
Average Annual Return [Line Items]
Average Annual Return, Percent	16.35%		11.83%		9.73%
Without Sales Load [Member] | C000123721
Average Annual Return [Line Items]
Average Annual Return, Percent	16.21%		11.84%		9.67%
Without Sales Load [Member] | C000123727
Average Annual Return [Line Items]
Average Annual Return, Percent	16.61%		12.24%		10.06%
Without Sales Load [Member] | C000123724
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%		11.60%		9.45%
Without Sales Load [Member] | C000123726
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%		11.95%		9.78%
Without Sales Load [Member] | C000193001
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%		12.24%	10.20%
Without Sales Load [Member] | C000193004
Average Annual Return [Line Items]
Average Annual Return, Percent	15.94%		11.65%	9.62%
Without Sales Load [Member] | C000193006
Average Annual Return [Line Items]
Average Annual Return, Percent	16.31%		11.98%	9.96%
Without Sales Load [Member] | C000241180
Average Annual Return [Line Items]
Average Annual Return, Percent	16.22%	16.90%
Without Sales Load [Member] | C000241176
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	16.93%
Without Sales Load [Member] | C000241179
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	16.27%
Without Sales Load [Member] | C000241178
Average Annual Return [Line Items]
Average Annual Return, Percent	16.26%	16.65%
Without Sales Load [Member] | C000199318
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%		5.64%		5.69%
Without Sales Load [Member] | C000145311
Average Annual Return [Line Items]
Average Annual Return, Percent	10.52%		5.79%		5.89%
Without Sales Load [Member] | C000159887
Average Annual Return [Line Items]
Average Annual Return, Percent	10.62%		5.82%		5.93%
Without Sales Load [Member] | C000199319
Average Annual Return [Line Items]
Average Annual Return, Percent	11.32%		6.65%		6.43%
Without Sales Load [Member] | C000145314
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%		6.78%		6.62%
Without Sales Load [Member] | C000159888
Average Annual Return [Line Items]
Average Annual Return, Percent	11.47%		6.81%		6.65%
Without Sales Load [Member] | C000199320
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%		7.69%		7.15%
Without Sales Load [Member] | C000145317
Average Annual Return [Line Items]
Average Annual Return, Percent	12.45%		7.82%		7.33%
Without Sales Load [Member] | C000159889
Average Annual Return [Line Items]
Average Annual Return, Percent	12.47%		7.85%		7.36%
Without Sales Load [Member] | C000199321
Average Annual Return [Line Items]
Average Annual Return, Percent	13.62%		8.70%		7.87%
Without Sales Load [Member] | C000145320
Average Annual Return [Line Items]
Average Annual Return, Percent	13.74%		8.85%		8.07%
Without Sales Load [Member] | C000159890
Average Annual Return [Line Items]
Average Annual Return, Percent	13.80%		8.89%		8.09%
Without Sales Load [Member] | C000199322
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%		9.86%		8.59%
Without Sales Load [Member] | C000145323
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%		10.02%		8.80%
Without Sales Load [Member] | C000159891
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%		10.04%		8.83%
Without Sales Load [Member] | C000199323
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%		11.10%		9.29%
Without Sales Load [Member] | C000145326
Average Annual Return [Line Items]
Average Annual Return, Percent	16.72%		11.28%		9.52%
Without Sales Load [Member] | C000159892
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%		11.31%		9.55%
Without Sales Load [Member] | C000199324
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		12.10%		9.86%
Without Sales Load [Member] | C000145329
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%		12.28%		10.08%
Without Sales Load [Member] | C000159893
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%		12.31%		10.12%
Without Sales Load [Member] | C000199325
Average Annual Return [Line Items]
Average Annual Return, Percent	18.95%		12.80%		10.27%
Without Sales Load [Member] | C000145332
Average Annual Return [Line Items]
Average Annual Return, Percent	19.18%		13.03%		10.51%
Without Sales Load [Member] | C000159894
Average Annual Return [Line Items]
Average Annual Return, Percent	19.27%		13.06%		10.53%
Without Sales Load [Member] | C000199316
Average Annual Return [Line Items]
Average Annual Return, Percent	19.19%		13.01%		10.38%
Without Sales Load [Member] | C000145305
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%		13.29%		10.64%
Without Sales Load [Member] | C000159885
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%		13.31%		10.67%
Without Sales Load [Member] | C000199317
Average Annual Return [Line Items]
Average Annual Return, Percent	19.09%		13.12%		10.48%
Without Sales Load [Member] | C000145308
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%		13.40%		10.76%
Without Sales Load [Member] | C000159886
Average Annual Return [Line Items]
Average Annual Return, Percent	19.45%		13.44%		10.80%
Without Sales Load [Member] | C000199326
Average Annual Return [Line Items]
Average Annual Return, Percent	19.12%		13.19%	10.52%
Without Sales Load [Member] | C000193007
Average Annual Return [Line Items]
Average Annual Return, Percent	19.39%		13.48%	10.82%
Without Sales Load [Member] | C000193008
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%		13.53%	10.86%
Without Sales Load [Member] | C000241172
Average Annual Return [Line Items]
Average Annual Return, Percent	19.07%	18.94%
Without Sales Load [Member] | C000241174
Average Annual Return [Line Items]
Average Annual Return, Percent	19.39%	18.69%
Without Sales Load [Member] | C000241173
Average Annual Return [Line Items]
Average Annual Return, Percent	19.37%	18.72%
Without Sales Load [Member] | C000199315
Average Annual Return [Line Items]
Average Annual Return, Percent	10.33%		4.57%		4.58%
Without Sales Load [Member] | C000145302
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%		4.72%		4.79%
Without Sales Load [Member] | C000159884
Average Annual Return [Line Items]
Average Annual Return, Percent	10.61%		4.78%		4.82%
Without Sales Load [Member] | C000019784
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%		4.04%		4.39%
Without Sales Load [Member] | C000019783
Average Annual Return [Line Items]
Average Annual Return, Percent	9.41%		4.22%		4.56%
Without Sales Load [Member] | C000019782
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%		4.43%		4.77%
Without Sales Load [Member] | C000019779
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%		3.84%		4.18%
Without Sales Load [Member] | C000019780
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%		4.17%		4.51%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%		17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%		17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%		17.05%		14.39%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	21.14%		17.05%		14.39%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%	14.75%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%	14.75%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%	14.75%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%		14.25%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%	14.75%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%	14.75%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%		17.26%	14.75%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_S&P 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Index
Average Annual Return, Percent	20.21%	23.30%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%		14.08%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.81%		16.74%		14.08%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	11.37%		6.34%		6.11%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	11.37%		6.34%		6.11%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	11.37%		6.34%		6.11%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.13%		7.97%		7.29%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.13%		7.97%		7.29%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.13%		7.97%		7.29%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.89%		10.78%		8.99%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.89%		10.78%		8.99%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.89%		10.78%		8.99%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	18.47%		12.82%		10.16%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	18.47%		12.82%		10.16%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	18.47%		12.82%		10.16%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	19.18%		13.37%		10.52%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	19.18%		13.37%		10.52%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	19.18%		13.37%		10.52%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%		13.56%	10.69%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%		13.56%	10.69%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%		13.56%	10.69%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	11.37%		6.34%		6.11%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	11.37%		6.34%		6.11%
Index_S&P Target Date 2015 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	11.37%		6.34%		6.11%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2020 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	12.01%		6.90%		6.56%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.13%		7.97%		7.29%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.13%		7.97%		7.29%
Index_S&P Target Date 2025 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	13.13%		7.97%		7.29%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2030 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	14.26%		9.29%		8.11%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.89%		10.78%		8.99%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.89%		10.78%		8.99%
Index_S&P Target Date 2035 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	15.89%		10.78%		8.99%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2040 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	17.35%		12.02%		9.71%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	18.47%		12.82%		10.16%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	18.47%		12.82%		10.16%
Index_S&P Target Date 2045 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	18.47%		12.82%		10.16%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2050 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	18.74%		13.20%		10.41%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	19.18%		13.37%		10.52%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	19.18%		13.37%		10.52%
Index_S&P Target Date 2055 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	19.18%		13.37%		10.52%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2060 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Average Annual Return, Percent	19.13%		13.37%		10.59%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%		13.56%	10.69%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%		13.56%	10.69%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%		13.56%	10.69%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date 2065+ TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Average Annual Return, Percent	19.53%	18.31%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%
Index_S&P Target Date Retirement Income TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Average Annual Return, Percent	10.83%		5.17%		5.12%